SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes		$ (5,432,893)	$ (1,464,877)	$ (441,746)
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ (923,592)	$ (249,029)	$ (75,097)
Tax effect of non-taxable income		(4,253)	(11,345)	(3,786)
Non-deductible expense		854,501	260,374	78,883
Deferred tax asset not recognized		73,344
Others			1,813
Income tax expense			1,813
Tax loss carry forwards		2,250,648	1,558,790
Deferred tax assets		380,907	264,994
Valuation allowance		(380,907)	(264,994)
Total deferred tax assets, net